Commitments, Contingencies and Other Comments (Details) (USD $)	Dec. 31, 2013
Summary of Future minimum lease payments under the non-cancelable operating lease
2014	$ 59,434
2015	65,095
2016	67,163
2017	39,623
Total	$ 231,315